SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Total amounts due from related parties	$ 208,714	$ 92,457
Total amounts due to related parties	$ 1,194,655	211,475	7,500
Total convertible notes – related party		$ 1,838,041	319,220
Wanhai Liu [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Stockholder of Xilin Online (Beijing) E-commerce Co., Ltd	Stockholder of Xilin Online (Beijing) E-commerce Co., Ltd
Type of transaction	Loan advanced to Xilin Online (Beijing) E-commerce Co., Ltd	Loan advanced to Xilin Online (Beijing) E-commerce Co., Ltd
Related party transactions	$ 436	$ 12,262
Total amounts due to related parties	$ 12,698	$ 12,263
Tianyong Lv [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Manager of Xilin Online (Beijing) E-commerce Co., Ltd	Manager of Xilin Online (Beijing) E-commerce Co., Ltd
Type of transaction	Loan advanced to Xilin Online (Beijing) E-commerce Co., Ltd	Loan advanced to Xilin Online (Beijing) E-commerce Co., Ltd
Related party transactions	$ 185	$ 12,754
Total amounts due to related parties	$ 12,940	$ 12,754
Shengqing Li [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Manager of Shenzhen Zhimeng Qiyang Technology Co., Ltd.	Manager of Shenzhen Zhimeng Qiyang Technology Co., Ltd.
Type of transaction	Loan advanced to Shenzhen Zhimeng Qiyang Technology Co., Ltd.	Loan advanced to Shenzhen Zhimeng Qiyang Technology Co., Ltd.
Related party transactions	$ 5,564	$ 185,765
Total amounts due to related parties	$ 191,329	$ 185,765
Hongfang Xie [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Stockholder of Shanghai Huomao Cultural Development Co., Ltd.	Stockholder of Shanghai Huomao Cultural Development Co., Ltd.
Type of transaction	Loan advanced to Shanghai Huomao Cultural Development Co., Ltd.	Loan advanced to Shanghai Huomao Cultural Development Co., Ltd.
Related party transactions	$ 6,058	$ 56
Total amounts due to related parties	$ 11,171	$ 693
Wenlong Tong [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	President of CIMG Inc.	President of CIMG Inc.
Type of transaction	Loan advanced to Zhongyan Shangyue Technology Co., Ltd	Loan advanced from Zhongyan Shangyue Technology Co., Ltd
Related party transactions	$ 2,750	$ (18,662)
Total amounts due from related parties	$ 15,911	$ 18,662
Wenlong Yu [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Director of Wewin Technology LLC	Director of Wewin Technology LLC
Yujie Liu [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	The stockholders of CIMG
Type of transaction	Loan advanced to Zhongyan Shangyue Technology Co., Ltd
Related party transactions	$ 213,198
Total amounts due to related parties	$ 265,928
Yanli Hou [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Director of CIMG Inc
Type of transaction	Loan advanced from Zhongyan Shangyue Technology Co., Ltd
Related party transactions	$ (42,041)
Total amounts due from related parties	$ 42,041
Hongfang Xie One [Member]
Related Party Transaction [Line Items]
Type of transaction	Loan advanced to Guizhou Zhutai Huomao Liquor Industry Co., Ltd.	Loan advanced to Guizhou Zhutai Huomao Liquor Industry Co., Ltd
Related party transactions	$ 4,420	$ 637
Yujie Liu One [Member]
Related Party Transaction [Line Items]
Type of transaction	Loan advanced to Henan Zhongyan Shangyue Technology Co., Ltd
Related party transactions	$ 52,729
Wenwen Yu [Member]
Related Party Transaction [Line Items]
Type of transaction	Loan advanced to CIMG Inc.	Loan advanced from Wewin Technology LLC.
Related party transactions	$ 57,500	$ (73,795)	7,500
Total amounts due from related parties	150,762	73,795
Total amounts due to related parties	$ 57,500		7,500
Dada Business Trading Co Limited [Member]
Related Party Transaction [Line Items]
Type of transaction	Loan advanced to CIMG Inc.
Related party transactions	$ 249,681
Total amounts due to related parties	$ 249,681
Metaverse Intelligence Tech Ltd [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships		An entity whose owner is a director of Wewin Technology LLC
Type of transaction	Loan advanced to CIMG Inc.	Convertible notes with CIMG INC
Related party transactions	$ 250,000	$ 3,693,041	300,000
Total amounts due to related parties	$ 250,000
Total convertible notes – related party		3,693,041	319,220
Conversion to common stock		$ (1,855,000)
Y Y Tech Inc [Member]
Related Party Transaction [Line Items]
Type of transaction	Loan advanced to CIMG Inc.
Related party transactions	$ 3,862
Total amounts due to related parties	$ 3,862
Yanqing Chen [Member]
Related Party Transaction [Line Items]
Type of transaction	Loan advanced to CIMG Inc.
Related party transactions	$ 139,546
Total amounts due to related parties	$ 139,546
Wenwen Yu One [Member]
Related Party Transaction [Line Items]
Type of transaction	Loan advanced from Wewin Technology LLC.
Related party transactions	$ (76,967)